Derivatives and hedging (Table)	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Gains and Losses Reclassified From Accumulated Other Comprehensive Loss to Statements of Operations

	Year ended December 31,
	2020	2019	2018
Cost of revenue	$(87)	$(17)	$23
Research and development	(655)	(142)	173
Sales and marketing	(311)	(59)	60
General and administrative	(214)	(43)	71
	$(1,267)	$(261)	$327